Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Information Regarding Stock Option Plans

A summary of the status of the Company’s stock option plans as of December 31, 2015 and changes during the year then ended is as follows:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life	Aggregate Intrinsic Value (in thousands)
Outstanding, December 31, 2014	2,519,500	$2.00	9.96 years	$—
Granted	305,329	2.47
Exercised	(5,000)	2.00		1
Forfeited	(112,500)	2.00

Outstanding, December 31, 2015	2,707,329	$2.05	9.17 years	$741

Vested or expected to vest	2,707,329	$2.05	9.17 years	$741

Exercisable, December 31, 2015	1,209,601	$2.06	9.17 years	$328